SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                 SCHEDULE 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended :  December 31, 2005

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Morgan Stanley Capital Group Inc.
Address: 2000 Westchester Avenue, Floor 1
         New York, NY 10577

13F File Number:
28-
December 2005

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the form is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:  William McCoy
TITLE: Managing Director
PHONE: 914-225-5540

Signature, Place, and Date of Signing

/s/ William McCoy
----------------------------
New York, New York 10577
February 15, 2006

Report Type  (Check only one):

[   ]    13F Holdings Report

[ X ]    13F Notice

[   ]    13F Combination Report








List of Other Mangers Reporting for this Manager:
28-03432        Morgan Stanley